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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lonestar Capital Management, LLC
Address: One Maritime Plaza, Suite 750
         San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Yedi Wong
Title:  Chief Financial Officer
Phone:  (415) 362-7677

Signature, Place, and Date of Signing:

/s/ Yedi Wong                 San Francisco, CA            May 14, 2010
-------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all
     holdings are reported by other      reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $606,148
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2           COLUMN 3     COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7        COLUMN 8
--------                   --------           --------     --------   --------             --------  --------        --------
                                                           VALUE      SHARES/   SH/  PUT/  INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP     (x $1,000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------            --------------       -----     ----------   -------   ---  ----  -------   --------   ----  ------  ----

A H BELO CORP                COM CL A         001282102     5,227      726,016   SH         SOLE      NONE     726,016
AGNICO EAGLE MINES LTD       COM              008474108     5,567      100,000   SH         SOLE      NONE     100,000
AMERICAN DENTAL PARTNERS     COM              025353103     6,264      480,000   SH         SOLE      NONE     480,000
AMERICAN INTL GROUP INC      UNIT 99/99/9999  026874115    30,149    2,950,000   SH         SOLE      NONE   2,950,000
ANNALY CAP MGMT INC          COM              035710409     3,436      200,000   SH         SOLE      NONE     200,000
ANNTAYLOR STORES CORP        COM              036115103     6,210      300,000   SH         SOLE      NONE     300,000
BARRICK GOLD CORP            COM              067901108     9,585      250,000   SH         SOLE      NONE     250,000
BEBE STORES INC              COM              075571109     8,019      900,000   SH         SOLE      NONE     900,000
BPW ACQUISITION CORP         *W EXP 02/26/201 055637110     2,813    1,705,000   SH         SOLE      NONE   1,705,000
BRINKER INTL INC             COM              109641100     3,856      200,000   SH         SOLE      NONE     200,000
CAMECO CORP                  COM              13321L108    10,964      400,000   SH         SOLE      NONE     400,000
CANADIAN NAT RES LTD         COM              136385101     7,404      100,000   SH         SOLE      NONE     100,000
CAPITALSOURCE INC            COM              14055X102     5,577      997,600   SH         SOLE      NONE     997,600
CAPLEASE INC                 COM              140288101     2,220      400,000   SH         SOLE      NONE     400,000
CHICOS FAS INC               COM              168615102     2,163      150,000   SH         SOLE      NONE     150,000
CITIGROUP INC                COM              172967101    12,150    3,000,000   SH  CALL   SOLE      NONE   3,000,000
CLEARWATER PAPER CORP        COM              18538R103     2,955       60,000   SH         SOLE      NONE      60,000
COMPUCREDIT CORP             NOTE 3.625% 5/3  20478NAB6     5,670    9,450,000   PRN        SOLE      NONE   9,450,000
DEX ONE CORP                 COM              25212W100     2,356       84,400   SH         SOLE      NONE      84,400
DRESS BARN INC               COM              261570105     4,706      180,000   SH         SOLE      NONE     180,000
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202     1,160       74,306   SH         SOLE      NONE      74,306
FUQI INTERNATIONAL INC       COM NEW          36102A207    14,729    1,350,000   SH         SOLE      NONE   1,350,000
GAP INC DEL                  COM              364760108     2,311      100,000   SH         SOLE      NONE     100,000
GOLDCORP INC NEW             COM              380956409     2,792       75,000   SH         SOLE      NONE      75,000
GRAPHIC PACKAGING HLDG CO    COM              388689101    25,627    7,099,000   SH         SOLE      NONE   7,099,000
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109     4,002      150,000   SH         SOLE      NONE     150,000
HARTFORD FINL SVCS GROUP INC COM              416515104     1,421       50,000   SH         SOLE      NONE      50,000
IMPERIAL SUGAR CO NEW        COM NEW          453096208     4,110      265,000   SH         SOLE      NONE     265,000
ISHARES TR INDEX             RUSSELL 2000     464287655    40,682      600,000   SH  PUT    SOLE      NONE     600,000
ISHARES SILVER TRUST         ISHARES          46428Q109     3,771      220,000   SH         SOLE      NONE     220,000
KKR FINANCIAL HLDGS LLC      NOTE 7.500% 1/1  48248AAD0     4,274    3,500,000   PRN        SOLE      NONE   3,500,000
LIBERTY GLOBAL INC           COM SER A        530555101    14,580      500,000   SH         SOLE      NONE     500,000
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708     6,014      110,000   SH         SOLE      NONE     110,000
LIMITED BRANDS INC           COM              532716107     4,924      200,000   SH         SOLE      NONE     200,000
MANNKIND CORP                NOTE 3.750% 12/1 56400PAA0     2,511    3,900,000   PRN        SOLE      NONE   3,900,000
MANNKIND CORP                COM              56400P201       656      100,000   SH         SOLE      NONE     100,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100     8,882      200,000   SH         SOLE      NONE     200,000
MAXYGEN INC                  COM              577776107     6,570    1,000,000   SH         SOLE      NONE   1,000,000
MOVADO GROUP INC             COM              624580106       865       76,700   SH         SOLE      NONE      76,700
NOVAGOLD RES INC             COM NEW          66987E206     4,998      700,000   SH  CALL   SOLE      NONE     700,000
NOVELL INC                   COM              670006105    18,000    3,000,000   SH         SOLE      NONE   3,000,000
ORBITZ WORLDWIDE INC         COM              68557K109     4,725      664,600   SH         SOLE      NONE     664,600
PACER INTL INC TENN          COM              69373H106     8,729    1,450,000   SH         SOLE      NONE   1,450,000
PACIFIC SUNWEAR CALIF INC    COM              694873100     7,965    1,500,000   SH         SOLE      NONE   1,500,000
PALM HARBOR HOMES            NOTE 3.250% 5/1  696639AB9     4,511    6,733,000   PRN        SOLE      NONE   6,733,000
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    52,976    1,100,000   SH  PUT    SOLE      NONE   1,100,000
RADNET INC                   COM              750491102     1,272      400,000   SH         SOLE      NONE     400,000
RCN CORP                     COM NEW          749361200     9,048      600,000   SH  CALL   SOLE      NONE     600,000
RITE AID CORP                COM              767754104    10,500    7,000,000   SH         SOLE      NONE   7,000,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796     2,752      216,700   SH         SOLE      NONE     216,700
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770     4,993      395,300   SH         SOLE      NONE     395,300
SAUER-DANFOSS INC            COM              804137107     5,312      400,000   SH         SOLE      NONE     400,000
SPDR GOLD TRUST              GOLD SHS         78463V107    16,417      150,680   SH         SOLE      NONE     150,680
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103    70,200      600,000   SH  PUT    SOLE      NONE     600,000
TALISMAN ENERGY INC          COM              87425E103     1,709      100,200   SH         SOLE      NONE     100,200
TECUMSEH PRODS CO            CL A             878895200     5,325      434,000   SH         SOLE      NONE     434,000
TIFFANY & CO NEW             COM              886547108     9,498      200,000   SH  PUT    SOLE      NONE     200,000
UNITED STATES NATL GAS FUND  UNIT             912318102     6,910    1,000,000   SH  CALL   SOLE      NONE   1,000,000
UNITED STATES NATL GAS FUND  UNIT             912318102     2,419      350,000   SH         SOLE      NONE     350,000
WASHINGTON POST CO           CL B             939640108    17,767       40,000   SH         SOLE      NONE      40,000
WELLCARE HEALTH PLANS INC    COM              94946T106     4,172      140,000   SH         SOLE      NONE     140,000
WINN DIXIE STORES INC        COM NEW          974280307     3,123      250,000   SH         SOLE      NONE     250,000
XEROX CORP                   COM              984121103    13,880    1,423,600   SH  CALL   SOLE      NONE   1,423,600
XEROX CORP                   COM              984121103    17,550    1,800,000   SH         SOLE      NONE   1,800,000
YAHOO INC                    COM              984332106     6,612      400,000   SH         SOLE      NONE     400,000
YRC WORLDWIDE INC            COM              984249102     7,613   14,000,000   SH         SOLE      NONE  14,000,000
